Performance Management - Kurv Technology Titans Select ETF	Sep. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.kurvinvest.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the Fund’s annual returns. The table illustrates how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The Fund’s year-to-date return as of the most recent calendar quarter ended June 30, 2026, was 17.43%.

During the period shown in the bar chart, the best performance for a quarter was 19.54% for the quarter ended June 30, 2025. The worst performance was -12.88% for the quarter ended March 31, 2025.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	17.43%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	19.54%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(12.88%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for the periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance [Table]
	One Year	Since Inception*
Kurv Technology Titans Select Fund
Return Before Taxes	16.97%	19.90%
Return After Taxes on Distributions	16.25%	18.54%
Return After Taxes on Distributions and Sale of Fund Shares	10.05%	14.58%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	17.88%	16.94%
NASDAQ 100 Total Return Index (reflects no deduction for fees, expenses or taxes)	21.02%	19.13%
*	The Fund commenced operations on July 22, 2024.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the YP Amazon Fund’s returns, the indexes do not reflect any fees or expenses.

Performance Availability Website Address [Text]	www.kurvinvest.com